Convertible Promissory Notes and Notes Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Convertible Promissory Notes and Notes Payable
Convertible Promissory Notes and Notes Payable

Note 10. Convertible Promissory Notes and Notes Payable

Convertible promissory notes and notes payable outstanding are summarized below:

	Maturity	March 31,	June 30,
	Date	2025	2024
Convertible Notes:
Promissory Note, 21- month term, as amended, 18.11% interest payable with common stock and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	$700,000	$1,550,000
2025 Convertible Notes, 24 month term, 3% interest and is convertible into the Company’s common stock at a per share price of $3.00 per common share. No payment of interest or principal is due until the end of the two year term if the loan is not converted. The loan also included a detachable warrant to purchase 116,668 shares of the Company’s common stock at a per share price of $3.00	March 7, 2027	350,000	-
Less current portion of notes payable		(525,000)	-
Unamortized discount on convertible note		(213,830)
Notes payable, net of current portion and unamortized discount		$311,170	$1,550,000

Notes payable, Cygnet subsidiary:
SBA note payable, 30-year term note, 6% interest rate and collateralized with all assets of the Company	October 6, 2021	3,694,720	3,761,376
Inventory consignment note, 60 monthly payments, with first payment due June 30, 2022, 3.5% interest rate and no security interest in the assets of the business	June 30, 2027	1,000,290	1,002,221
GF Note, 6 annual payments, with first payment due December 31, 2022, 3.5% interest rate and no security interest in the assets of the business	November 7, 2026	685,899	683,968
Total		$5,380,909	$5,447,565

Notes payable, Cygnet subsidiary, current		5,380,909	5,447,565

Notes payable, Cygnet subsidiary, net of current		$-	$-

Notes Payable on Building for sale:
Mortgage Loan, 10-year term note, 4.8% interest, collateralized by land and warehouse building	September 26, 2032	$-	$2,634,538

Note Payable:
Promissory Note, 21-month term note, 10% cash interest and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	560,000	560,000

Notes payable, current		(420,000)	-
Discount on notes payable, current			-
Notes payable, current net of discount		$140,000	$560,000

Notes payable, long-term		140,000	560,000
Discount on notes payable, long-term			(2,571)
Notes payable, long-term, net		$140,000	$557,429

Related Notes Payable:
Marshall Loan, 2-year term note, 12% cash interest, 3.5% PIK interest and subordinate to the Convertible Notes. November of 2023 extended to June 1, 2026 and interest was adjusted to 12% cash interest, paid monthly	June 1, 2026	$500,000	$500,000

Discount on related party note payable, current		-	-
Notes payable, current, net of discount		$(375,000)	$-

Discount on related party note payable, long term		-	-
Notes payable, long term, net		$125,000	$500,000

Total convertible notes payable, acquisition notes payable, notes payable and related party note payable		$7,277,079	$10,689,532

Future payments on notes payable are as follows as of March 31, 2025:

	Note Payable	Related Party Note Payable	Convertible Notes	Cygnet Subsidiary Notes Payable	Total
2025	$420,000	$375,000	$525,000	$5,380,909	$6,700,910
2026	140,000	125,000	175,000	-	440,000
2027	-	-	350,000	-	350,000
	560,000	500,000	1,050,000	5,380,909	7,490,910
Note original discount	-	-	(213,830)	-	(213,830)
	$560,000	$500,000	$836,170	$5,380,909	$7,277,079

In June 2022, the Company executed a promissory note with Allan Marshall, the Company’s Chief Executive Officer, in the original principal amount of $1,500,000 (“Marshall Loan”). The promissory note has a 2-year term and bears cash interest at the rate of 8.5% per annum with an additional PIK of 3.5% per annum. The promissory note provides for monthly payments of principal, on an even line 36-month basis, plus cash interest, with a balloon payment of all outstanding principal, cash interest, and PIK interest at maturity. The Company received and deposited the principal amount on July 31, 2022.  On November 15, 2023, the Company executed an amendment to the promissory note with Mr. Marshall, providing for the payment of interest only for 18 months at an interest rate of 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025.  The principal currently outstanding is $500,000.  In addition to this, the Company issued Mr. Marshall a warrant to purchase up to 18,750 shares of the Company’s common stock for five years at a per share price of $22.00.  The note has been classified as long-term in the condensed consolidated financial statements.  $1,000,000 of the promissory note was used by the investor in the purchase of VitaMedica.

On October 19, 2022, Upexi, Inc. (the “Company”) and its indirect wholly owned subsidiary, Upexi 17129 Florida, LLC entered into a loan agreement, promissory note and related agreements with Professional Bank, a Florida state-chartered bank, providing for a mortgage on the Company’s principal office in N. Clearwater, Florida. The Company received $3,000,000 in connection with the transaction. The principal is to be repaid to Professional Bank over a term of ten years. The proceeds of the loan were utilized by the Company to pay down its loan facility with Acorn Capital, LLC in the amount of $2,780,200.  As of March 31, 2023, the Company was not in compliance with the debt service ratio.  The Company received a forbearance agreement from the bank until June 30, 2024 to return to compliance of the debt service ratio of 1.25 to 1, until that time the Company will pay an interest rate of 10% instead of the contractual terms of 4.8% and has paid the original principal and adjusted interest through this report.  The building was sold for $4,300,000 on July 8, 2024.

On February 22, 2023, the Company executed a promissory note with an investor, in the original principal amount of $560,000.  On November 15, 2023, the Company executed an amendment to the promissory note with the investor, providing for the payment of interest only for 18 months at 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025.  The principal currently outstanding is $560,000.  In addition to this, the Company issued the investor a warrant to purchase up to 6,250 shares of the Company’s common stock  for five years at a per share price of $22.00.

On February 22, 2023, the Company executed a promissory note with an investor, in the original principal amount of $2,150,000.   In November of  2023, the Company executed an amendment to the promissory note with the investor, providing for the payment of interest only for 18 months at 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025. The principal currently outstanding is $2,150,000.  In addition to this, the Company issued the investor a warrant to purchase up to 25,000 shares of the Company’s common stock at a per share price of $22.00.  In addition, $100,000 of the promissory note was used by the investor in the purchase of VitaMedica.   Subsequent to December 31, 2024, the investor agreed to convert $650,000 of the principal balance into 285,000 shares of the Company’s common stock or an average price of $2.28 per common share.  The remaining principal at the time of this report is $950,000.

On March 7, 2025, the Company executed a convertible note with two investors, in the original principal amount of $350,000.  The term of the note is two (2) years and has an interest rate of three (3) percent. There are no interest or principal payments due during the term of the note. All principal and interest not converted during the term of the note is payable on March 7, 2027.  The convertible note and interest is convertible into the Company’s common stock at $3.00 per common share. Additionally, there were 116,668 warrant shares issued associated with these debt agreements.  The warrants are classified as equity instruments and are not subject to remeasurement. At the time of issuance, the market price of the Company’s common stock was $2.74 per share.

In accordance with ASC 470-20, the Company allocated the proceeds between the debt, beneficial conversion feature (BCF)  and the warrants based on their relative fair values. The fair value of the BCF and the warrants were calculated using the Black-Scholes option pricing model and had the following assumptions: expected volatility of 253%, risk-free interest rate of 3.99%, expected term of 2 years, and no expected dividends. The intrinsic values of the debt discount were $107,262 and $115,865, respectively. These balances were recorded as a debt discount, with a corresponding credit to Additional Paid-In Capital. The discounts are being amortized over the two-year term of the notes.

As of December 31, 2024, the unamortized debt discount related to the BCF and warrants was $213,813. The amortization of the discount is included in interest expense in the consolidated statement of operations.

Note 10. Convertible Promissory Notes and Notes Payable

Convertible promissory notes and notes payable outstanding as of June 30, 2024 and 2023 are summarized below:

	Maturity	June 30,	June 30,
	Date	2024	2023
Convertible Notes:
Promissory Note, 21- month term, as amended, 18.11% interest payable with common stock and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	$1,550,000	$2,150,000
Less current portion of notes payable		-	1,254,167
Notes payable, net of current portion		$1,550,000	$895,833

Acquisition Notes:
Convertible Notes, 36-month term notes, 0% cash interest, collateralized with all the assets of the Company	October 31, 2025	-	3,500,000
Subordinated Promissory Notes, 24-month term notes, 4% cash interest, collateralized with all the assets of the Company	October 31, 2024	-	5,750,000
Subordinated Promissory Notes, 12-month term notes, 4% cash interest, collateralized with all the assets of the Company	October 31, 2024	-	5,750,000
Total		$-	$15,000,000

Acquisition notes payable		-	5,750,000
Discount on acquisition notes payable, current		-	(93,380)
Acquisition notes payable, current		-	5,656,620

		-	9,250,000
Discount on acquisition notes payable, long-term		-	(1,644,915)
Acquisition notes payable, net of current and discount		$-	$7,605,085

Notes payable, Cygnet subsidiary:
SBA note payable, 30-year term note, 6% interest rate and collateralized with all assets of the Company	October 6, 2021	3,761,376	3,910,767
Inventory consignment note, 60 monthly payments, with first payment due June 30, 2022, 3.5% interest rate and no security interest in the assets of the business	June 30, 2027	1,002,221	1,099,592
GF Note, 6 annual payments, with first payment due December 31, 2022, 3.5% interest rate and no security interest in the assets of the business	November 7, 2026	683,968	683,968
Total		$5,447,565	$5,694,327

Notes payable, Cygnet subsidiary, current		5,447,565	795,778

Notes payable, Cygnet subsidiary, net of current		$-	$4,898,549

Notes Payable on Building for sale:
Mortgage Loan, 10-year term note, 4.8% interest, collateralized by land and warehouse building	September 26, 2032	$2,634,538	$2,841,566

Note Payable:
Promissory Note, 21-month term note, 10% cash interest and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	560,000	560,000

Notes payable, current		-	362,667
Discount on notes payable, current		-	(24,193)
Notes payable, current net of discount		$2,634,538	$338,474

Notes payable, long-term		560,000	197,333
Discount on notes payable, long-term		(2,571)	(23,521)
Notes payable, long-term, net		$557,429	$173,812

Related Notes Payable:
Marshall Loan, 2-year term note, 12% cash interest, 3.5% PIK interest and subordinate to the Convertible Notes. November of 2023 extended to June 1, 2026 and interest was adjusted to 12% cash interest, paid monthly	June 1, 2026	$500,000	$1,500,000

Discount on related party note payable, current		-	(70,644)
Notes payable, current, net of discount		$-	$1,429,356

Discount on related party note payable, long term		-	-
Notes payable, long term, net		$500,000	$-

Total convertible notes payable, acquisition notes payable, notes payable and related party note payable		$10,689,532	$25,889,239

Future payments on notes payable are as follows:

For the year ended June 30:
	Note Payable	Related Party Note Payable	Convertible Notes	Cygnet Subsidiary Notes Payable	Total
2025	$2,634,538	$-	$-	$5,447,565	$8,082,103
2026	560,000	500,000	1,550,000	-	2,610,000
	3,194,538	500,000	1,550,000	5,447,565	10,692,103
Note original discount	(2,571)	-	-	-	(2,571)
	$3,191,967	$500,000	$1,550,000	$5,447,565	$10,689,532

On April 15, 2022, the Company entered into a non-negotiable convertible promissory note in the original principal amount of $1,050,000, as adjusted, (“Cygnet Note”) which can be converted into common stock of the Company at a price of $120.00 per share and is payable in full, to the extent not previously converted, on April 15, 2023.

In June 2022, the Company entered into a securities purchase agreement with two accredited investors pursuant to which the Company could receive up to $15,000,000 during the following twelve months of the agreement. The Company received $6,678,506 for Convertible Notes in the original principal amount of $7,500,000 (the “Convertible Notes”), representing the original purchase amount, less fees, costs, and a $500,000 holdback by the investors. In addition to the Convertible Notes, the investors received Common Stock Purchase Warrants (the “Warrants”) to acquire an aggregate of 2,813 shares of common stock. The Warrants are exercisable for five years at an exercise price of $88.80 per share, provide for customary anti-dilution protection, and an investor put right to require the Company to redeem the Warrants for a total of $250,000.  There was a loss of $3,540 for the change in the derivative liability for the period ended December 31, 2022.  On October 31, 2022, the Company entered into a letter agreement with the accredited investors in which all amounts owed were paid in full, and the related convertible notes and all security interests were canceled.   Additionally, the Company terminated the related Form S-3 registration statement.

In June 2022, the Company executed a promissory note with Allan Marshall, the Company’s Chief Executive Officer, in the original principal amount of $1,500,000 (“Marshall Loan”). The promissory note has a 2-year term and bears cash interest at the rate of 8.5% per annum with an additional PIK of 3.5% per annum. The promissory note provides for monthly payments of principal, on an even line 36-month basis, plus cash interest, with a balloon payment of all outstanding principal, cash interest, and PIK interest at maturity. The Company received and deposited the principal amount on July 31, 2022.  On November 15, 2023, the Company executed an amendment to the promissory note with Mr. Marshall, providing for the payment of interest only for 18 months at an interest rate of 12% per annum and thereafter the amortization of the note over a 12 month period, starting in June of 2025. The principal currently outstanding is $500,000.  In addition to this, the Company issued Mr. Marshall a warrant to purchase up to 18,750 shares of the Company’s common stock  for five years at a per share price of $22.00.  The note has been classified as long-term in the consolidated financial statements.  $1,000,000 of the promissory note was used by the investor in the purchase of VitaMedica.

On October 19, 2022, Upexi, Inc. (the “Company”) and its indirect wholly owned subsidiary, Upexi 17129 Florida, LLC entered into a loan agreement, promissory note and related agreements with Professional Bank, a Florida state-chartered bank, providing for a mortgage on the Company’s principal office in N. Clearwater, Florida. The Company received $3,000,000 in connection with the transaction. The principal is to be repaid to Professional Bank over a term of ten years. The proceeds of the loan were utilized by the Company to pay down its loan facility with Acorn Capital, LLC in the amount of $2,780,200.  As of March 31, 2023, the Company was not in compliance with the debt service ratio.  The Company received a forbearance agreement from the bank until June 30, 2024 to return to compliance of the debt service ratio of 1.25 to 1, until that time the Company will pay an interest rate of 10% instead of the contractual terms of 4.8% and has paid the original principal and adjusted interest through this report.  The building was sold for $4,300,000 on July 8, 2024.

On February 22, 2023, the Company executed a promissory note with an investor, in the original principal amount of $560,000.  On November 15, 2023, the Company executed an amendment to the promissory note with the investor, providing for the payment of interest only for 18 months at 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025.  The principal currently outstanding is $560,000. In addition to this, the Company issued the investor a warrant to purchase up to 6,250 shares of the Company’s common stock for five years at a per share price of $22.00. The note has been classified as long-term in the consolidated financial statements.

On February 22, 2023, the Company executed a promissory note with an investor, in the original principal amount of $2,150,000.   In November of  2023, the Company executed an amendment to the promissory note with the investor, providing for the payment of interest only for 18 months at 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025. The principal currently outstanding is $2,150,000.  In addition to this, the Company issued the investor a warrant to purchase up to 25,000 shares of the Company’s common stock at a per share price of $22.00.  In addition, $100,000 of the promissory note was used by the investor in the purchase of VitaMedica.  The note has been classified as long-term in the consolidated financial statements.